Derivative Warrant Liabilities - Schedule of Valuation of Derivative Warrant Liabilities (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Balances at December 31, 2017	[1]	$ 28		$ 313
Exercised					[1]
Expiration			[2]		[1]
Changes in fair value		(23)		(285)	[1]	$ (262)
Balances at September 30, 2018		5		28	[1]	313	[1]
Series A (2011) [Member]
Balances at December 31, 2017	[1]
Exercised					[1]
Expiration					[1]
Changes in fair value					[1]
Balances at September 30, 2018					[1]		[1]
Series A (2013) [Member]
Balances at December 31, 2017	[1]			12
Exercised					[1]
Expiration					[1]
Changes in fair value				(12)	[1]
Balances at September 30, 2018					[1]	12	[1]
Series A (2013) [Member]
Balances at December 31, 2017	[1]			9
Exercised					[1]
Expiration					[1]
Changes in fair value				(9)	[1]
Balances at September 30, 2018					[1]	9	[1]
Series A (2015) [Member]
Balances at December 31, 2017	[1]			22
Exercised					[1]
Expiration					[1]
Changes in fair value				(22)	[1]
Balances at September 30, 2018					[1]	22	[1]
Series A (2016) [Member]
Balances at December 31, 2017	[1]		[2]	43
Exercised					[1]
Expiration			[2]		[1]
Changes in fair value				(43)	[1]
Balances at September 30, 2018					[1],[2]	43	[1]
Series B (2016) [Member]
Balances at December 31, 2017	[1]	28		227
Exercised					[1]
Expiration					[1]
Changes in fair value		(23)		(199)	[1]
Balances at September 30, 2018		$ 5		$ 28	[1]	$ 227	[1]

[1]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[2]	Less than 1